Leases - Schedule of Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Liabilities [Line Items]
Lease liabilities, Beginning balance	$ 149,903	$ 29,615
Lease liabilities, Ending balance	260,162	149,903	$ 29,615
Foreign currency translation	(4,724)	643
Addition during the year	187,852	165,772
Lease payments	(80,581)	(51,050)
Accretion of interest	7,712	4,923	879
Operating Lease [Member]
Schedule of Lease Liabilities [Line Items]
Lease liabilities, Beginning balance	81,297	29,615
Lease liabilities, Ending balance	83,067	81,297	29,615
Foreign currency translation	(2,524)	583
Addition during the year	57,528	86,901
Lease payments	(55,135)	37,161
Accretion of interest	1,901	1,359
Finance Lease [Member]
Schedule of Lease Liabilities [Line Items]
Lease liabilities, Beginning balance	68,606
Lease liabilities, Ending balance	177,095	68,606
Foreign currency translation	(2,200)	60
Addition during the year	130,324	78,871
Lease payments	(25,446)	(13,889)
Accretion of interest	$ 5,811	$ 3,564